Share-based payments	12 Months Ended
Jun. 30, 2026
Share-based payments
Share-based payments
28	Share-based payments

The Company operates a share-based award plan, the 2012 Equity Incentive Award Plan (the “Equity Plan”), established in 2012. Under the Equity Plan, 16,000,000 Class A ordinary shares have initially been reserved for issuance pursuant to a variety of share-based awards, including share options, share appreciation rights, or SARs, restricted share awards, restricted share unit awards, deferred share awards, deferred share unit awards, dividend equivalent awards, share payment awards and other share-based awards. Of these reserved shares, 14,641,866 remain available for issuance.

Certain directors, members of executive management and selected employees have been awarded Class A ordinary shares, pursuant to the Equity Plan. These shares are subject to varying vesting schedules over multi-year periods. Employees are not entitled to dividends until the awards vest. The fair value of these shares was the quoted market price on the date of award, adjusted where applicable for expected dividends i.e. the fair value of the awards was reduced. Assumptions around the payment of future dividends do not have a material impact on the scheme charge. The Company may choose whether to settle the awards wholly in shares or reduce the number of shares awarded by a value equal to the recipient’s liability to any income tax and social security contributions that would arise if all the shares due to vest had vested. Accordingly, the awards may be either equity-settled or cash-settled.

Movements in the number of share awards outstanding and therefore potentially issuable as new shares are as follows:

	Number of Class A ordinary shares
		Net settlement
	Gross award	(post tax)
At 1 July 2025	229,301	121,536
Awarded	100,045	53,020
Vested	(117,992)	(62,534)
At 30 June 2026	211,354	112,022

The fair value of the shares awarded during the year was $22.93 (£17.28) (2025: $17.81 (£12.99)) per share. Awards made as of 30 June 2026 were approved by the Remuneration Committee subsequent to the year-end date.

For the year ended 30 June 2026, the Group recognized total expenses related to share-based payments of £1,773,000 (2025: £1,581,000; 2024: £1,969,000). Shares vesting in the year are net settled, resulting in total expenses related to equity-settled share-based payment transactions of £243,000 (2025: £658,000; 2024: £875,000) and total expenses related to cash-settled share-based payment transactions of £1,530,000 (2025: £923,000; 2024: £1,094,000).